Emerging Markets Equity Select ETF Shareholder Fees	Mar. 31, 2025
Emerging Markets Equity Select ETF | Emerging Markets Equity Select ETF
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%